Document and Entity Information	6 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	Compliance & Risk Management Solutions Inc.
Entity Central Index Key	0001592782
Document Type	Other
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company